GENERAL (Details Narrative) - USD ($) $ in Thousands	Feb. 24, 2025	Oct. 04, 2023	Apr. 05, 2023	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Apr. 27, 2009
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stockholders' equity, reverse stock split		one for seven reverse stock split
Accumulated deficit				$ 35,746	$ 34,553	$ 29,360
Percentage of outstanding common stock after closing			16.66%
Italy Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of outstanding common stock after closing	70.00%
Save Foods Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage							98.48%